Debt - Debt Maturity (Details) $ in Millions	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
2023	$ 4
2024	10
2025	10
2026	194
2027	87
2028	50
Total debt principal and exit fee payments	355
Term loan facility
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	184
2027	0
2028	0
Total debt principal and exit fee payments	184
Second lien facility
Debt Instrument [Line Items]
2023	4
2024	10
2025	10
2026	10
2027	87
2028	0
Total debt principal and exit fee payments	121
Convertible Note
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028	50
Total debt principal and exit fee payments	$ 50